SUPPLEMENT TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE ALLOCATION FUNDS

For

Wells Fargo Advantage Conservative Allocation Fund

Effective immediately, the Wells Fargo Advantage Conservative Allocation Fund is no longer offered and all references to the fund are hereby removed.

May 28, 2013                                                                                                              AFAM053/P503AS2